Taxes (Details) - Schedule of tax payable - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of tax payable [Abstract]
VAT tax payable	$ 83,153	$ 6,855
Income tax payable	907,133	113,049
Other taxes payable	21,489	6,415
Total	$ 1,011,775	$ 126,319